SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2013
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION
NOTE 16:-	SEGMENT INFORMATION

The Company adopted ASC 280, "Segment Reporting." As of December 31, 2012, the Company operated in two major reportable segments. Following the acquisition of CyberSeal, the Company identifies the operation of Cyberseal as new major reportable segment. As such, the Company operates in three operational segments, as follows:

•	Perimeter Products segment - sales of perimeter products, including services and maintenance that are performed either on a fixed-price basis or pursuant to time-and-materials based contracts, and

•	Turnkey Projects segment - installation of comprehensive turnkey solutions for which revenues are generated from long-term fixed price contracts, and

•	Cyber segment - provides hardware and software products, in the field of Cyber Security, for monitoring, securing, and the active management of wired, wireless, and fiber optic communication networks.

a.	The following data present the revenues, expenditures, assets and other operating data of the Company's operating segments:

	Year ended December 31, 2011
	Perimeter	Projects	Eliminations	Total

Revenues	$30,012	$59,707	$(1,128)	$88,591

Depreciation and amortization	$722	$497	$-	$1,219

Other income	$-	$2,304	$-	$2,304

Operating income (loss), before financial expenses and taxes on income	$2,665	$7,528	$(382)	$9,811
Financial expenses (income), net				(756)
Taxes on income (tax benefit)				723

Net income (loss)				$9,844

	Year ended December 31, 2012
	Perimeter	Projects	Eliminations	Total

Revenues	$33,941	$45,038	$(1,282)	$77,697

Depreciation and amortization	$624	$554	$-	$1,178

Operating income (loss), before financial expenses and taxes on income	$4,409	$1,634	$(486)	$5,557
Financial expenses (income), net				472
Taxes on income (tax benefit)				991

Net income (loss)				$4,094

	Year ended December 31, 2013
	Perimeter	Projects	Cyber	Eliminations	Total

Revenues	$30,551	$20,137	$1,638	$(809)	$51,517

Depreciation and amortization	$606	$629	$484	$-	$1,719

Operating income (loss), before financial expenses and taxes on income	$542	$(3,571)	$(1,184)	$(306)	$(4,519)
Financial expenses (income), net					(59)
Taxes on income (tax benefit)					69

Net income (loss)					$(4,529)

	Year ended December 31, 2012
	Perimeter	Projects	Total

Total long-lived assets	$5,664	$3,643	$9,307

	Year ended December 31, 2013
	Perimeter	Projects	Cyber	Total

Total long-lived assets	$5,536	$3,763	$4,293	$13,592

b.	Major customer data (percentage of total revenues):

	Year ended December 31,
	2011		2012		2013

Customer A	*	)	*	)	15%
Customer B	10.7%		*	)	*	)
Customer C	34.8%		*	)	*	)
Customer D	*	)	19.3%		14.2%

*)        Less than 10%.

c.	Geographical information:

The following is a summary of revenues within geographic areas based on end customer's location and long-lived assets:

1.         Revenues:

	Year ended December 31,
	2011	2012	2013

Israel	$10,091	$10,152	$11,517
Europe	10,913	12,809	7,311
North America	13,373	10,732	13,614
South and Latin America	12,145	15,159	3,118
Africa	35,499	21,642	8,182
Others	6,570	7,203	7,775

	$88,591	$77,697	$51,517

2.         Long-lived assets:

	December 31,
	2012	2013

Israel	$3,966	$8,077
Europe	1,134	1,195
USA	21	12
Canada	3,426	3,295
Others	760	1,013

	$9,307	$13,592